Post employment benefits - Balance sheet analysis of post employment plans (Details) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Disclosure of defined benefit plans [line items]
Non-current assets	$ 1,161	$ 1,146
Non-current liabilities	(409)	(429)
Surplus restriction	5	4
Funded plans
Disclosure of defined benefit plans [line items]
Non-current assets	1,161	1,146
Non-current liabilities	(146)	(152)
Unfunded plans
Disclosure of defined benefit plans [line items]
Non-current liabilities	$ (263)	$ (277)